SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Segmented Information

	Year ended December 31, 2025
	Mansfield $	Sango $	Bateas $	Corporate $	Total $
Revenues from external customers	294,197	525,778	127,084	–	947,059
Cost of sales before depreciation and depletion	(85,349)	(149,019)	(56,028)	–	(290,396)
Depreciation and depletion in cost of sales	(51,726)	(120,817)	(17,222)	–	(189,765)
General and administration	(10,745)	(15,074)	(8,533)	(63,388)	(97,740)
Reversal of impairment of mineral properties, plant and equipment	52,745	–	–	–	52,745
Other (expenses) income	(13,964)	1,382	(315)	(615)	(13,512)
Finance items	3,242	(4,068)	(1,093)	(6,297)	(8,216)
Segment income (loss) before taxes	188,400	238,182	43,893	(70,300)	400,175
Income tax expense	(7,250)	(81,538)	(14,665)	(7,945)	(111,398)
Segment income (loss) after taxes from continuing operations	181,150	156,644	29,228	(78,245)	288,777

	Year ended December 31, 2024
	Mansfield $	Sango $	Bateas $	Corporate $	Total $
Revenues from external customers	231,911	330,415	114,917	–	677,243
Cost of sales before depreciation and depletion	(109,675)	(103,991)	(57,834)	–	(271,500)
Depreciation and depletion in cost of sales	(50,114)	(107,072)	(15,196)	–	(172,382)
General and administration	(12,163)	(10,865)	(5,809)	(39,250)	(68,087)
Other (expenses) income	(4,634)	(6,004)	25	1,486	(9,127)
Finance items	7,246	(3,264)	(430)	(17,965)	(14,413)
Segment income (loss) before taxes	62,571	99,219	35,673	(55,729)	141,734
Income tax (expense) recovery	(5,779)	(33,426)	(13,102)	891	(51,416)
Segment income (loss) after taxes from continuing operations	56,792	65,793	22,571	(54,838)	90,318

As at December 31, 2025	Mansfield $	Sango $	Bateas $	Corporate $	Cuzcatlan $	Sanu $	Total $
Total assets	649,052	1,011,605	162,163	537,821	–	–	2,360,641
Total liabilities	66,829	293,762	56,364	208,368	–	–	625,323
Capital expenditures (1)	64,073	99,849	22,535	31,036	89	452	218,034
(1)	Capital expenditures are on an accrual basis for the year ended December 31, 2025.

As at December 31, 2024	Mansfield $	Sango $	Bateas $	Corporate $	Cuzcatlan $	Sanu $	Total $
Total assets	554,396	939,303	153,586	230,380	59,098	178,769	2,115,532
Total liabilities	48,597	278,899	56,625	163,046	33,774	68,518	649,459
Capital expenditures (1)	69,636	80,580	23,323	15,173	6,653	32,401	227,766

(1)	Capital expenditures are on an accrual basis for the year ended December 31, 2024.